Share-Based Compensation - Summary of Share Option Activity (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted	16,969,200
2020 Share Incentive Plan | Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted	1,315,000